Share-based payments	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Share-based payments
18.	Share-based payments
Different share-based programs allow company senior management and members of the board of directors to receive or acquire shares of AB InBev, Ambev or Budweiser APAC. AB InBev has three primary share-based compensation plans, the share-based compensation plan (“Share-Based Compensation Plan”), the long-term restricted stock unit (“RSU”) plan for directors (“RSU Plan for Directors”), and the various long-term incentive plans for executives (“LTI Plan Executives”). Except for the ones mentioned below, there were no other grants in the six-month
period ended 30 June 2023. Amounts have been converted to US dollar at the average rate of the period, unless otherwise indicated. There were no significant changes to the terms and conditions of the programs disclosed in the annual consolidated financial statements for the year ended 31 December 2022.
Share-based payment transactions resulted in a total expense of 286m US dollar for 2023, as compared to 237m US dollar for the six-month
period ended 30 June 2022.
AB INBEV SHARE-BASED COMPENSATION PROGRAMS
Share-Based Compensation Plan for Executives
In the
six-month
period ended 30 June 2023, AB InBev issued 1.7m matching RSUs in relation to bonuses granted to company employees and management (30 June 2022: 4.8m matching RSUs). These matching RSUs represent a fair value of approximately 107m US dollar (30 June 2022: 293m US dollar).
RSU Plan for Directors
In the
six-month
period ended 30 June 2023, 0.1m RSUs with an estimated fair value of 4m US dollar were granted to directors (30 June 2022: 0.1m with an estimated fair value of 4m US dollar).
Annual LTI Plans for Executives
In the
six-month
period ended 30 June 2023, AB InBev did not issue RSUs under the Long-term Incentive RSUs plan (30 June 2022: 0.1m with an estimated fair value of 8m US dollar under this plan of which 0.1m RSUs were granted to members of the Executive Committee).
Other Recurring LTI RSU Plans for Executives
In the
six-month
period ended 30 June 2023, approximately 11 thousand RSUs were granted with an estimated fair value of 1m US dollar under this plan (30 June 2022: approximately
9
thousand RSUs with an estimated fair value of 1m US dollar).
In the
six-month
period ended 30 June 2023, no RSUs were granted under the People bet share purchase program (30 June 2022: 0.1m RSUs representing a fair value of 7m dollar).
AMBEV SHARE-BASED COMPENSATION PROGRAMS
Under the 2018 Share-based compensation plan, Ambev issued 6.8m matching RSUs in the six-month
period ended 30 June 2023 with an estimated fair value of 17m US dollar (30 June 2022: 19.5m matching RSUs with an estimated fair value of 59m US dollar).
BUDWEISER APAC SHARE-BASED COMPENSATION PROGRAM
Share-Based Compensation Plan
In the
six-month
period ended 30 June 2023, Budweiser APAC issued 4.1m matching RSUs in relation to bonuses granted to Budweiser APAC employees with an estimated fair value of 13m US dollar (30 June 2022: 12.5m matching RSUs with an estimated fair value of 39m US dollar).
People Bet Plan
In the
six-month
period ended 30 June 2023, no RSUs were granted under this program (30 June 2022:
0.5
m restricted
stock
units with an estimated fair value of 2m US dollar).